UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   PNC Alternative Strategies Master Fund LLC

                  Investment Company Act File Number: 811-21816

                                   Registrant
                   PNC Alternative Strategies Master Fund LLC
                                Two Hopkins Plaza
                               Baltimore, MD 21201

                                Agent For Service
                           PNC Capital Advisors, Inc.
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                         Attention: Jennifer E. Spratley
                                 (800) 239-0418


                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2008 to June 30, 2009

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    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


PNC Alternative Strategies Master Fund LLC

/s/ Jennifer E. Spratley

Vice President

Date:  July 31, 2009